Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of components of income tax expense

	2023 £’000	2022 £’000	2021 £’000
Current tax credit
Current tax credited to the income statement	407	825	646
Adjustment in respect of prior year	(1)	7	–
Current tax credit	406	832	646
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	406	832	646

Schedule of difference between actual tax charge and the standard rate of corporation tax

	2023 £’000	2022 £’000	2021 £’000
Loss before tax	(7,485)	(8,488)	(6,106)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 23.52% (2021: 19%; 2020: 19%)	(1,764)	(1,613)	(1,160)
Expenses not deductible for tax purposes	408	392	75
Income not taxable	(5)	(4)	(2)
Adjustment in respect of prior period	1	(7)	–
Effect of R&D relief	26	(357)	(280)
Deferred tax not recognised	928	757	721
Total tax credited to the income statement	(406)	(832)	(646)